38651 11/97

                PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND

               Prospectus Supplement dated November 12, 1997
                  to Prospectuses dated December 31, 1996

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:


                                  BUSINESS EXPERIENCE
                     YEAR         (AT LEAST 5 YEARS)
                     -------      -------------------------

J. Peter Grant       1996         Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management since 1973.

Robert Swift         1996         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since August, 1995.
                                  Prior to August, 1995, Mr.
                                  Swift was Director and Senior
                                  Portfolio Manager at IAI
                                  International/Hill Samuel
                                  Investment Advisors.

Ami Danoff           1996         Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1993.  Prior
                                  to April, 1993, Ms. Kuan
                                  attended the MIT Sloan School
                                  of Management.


Deborah S. Farrell   1997         Employed as an investment
Vice President                    professional by Putnam
                                  Management since May,
                                  1997.  Prior to May, 1997, Ms.
                                  Farrell was a Portfolio
                                  Manager at Emerging Markets
                                  Investors Corporation, and
                                  prior to May, 1994 was
                                  Division Manager, Asian
                                  Capital Markets, at
                                  International Finance
                                  Corporation.

Stephen Oler         1997         Employed as an investment
Vice President                    professional by Putnam
                                  Management since June, 1997.
                                  Prior to June, 1997 Mr. Oler
                                  was a Vice President at
                                  Templeton Investments, and
                                  prior to March, 1996, was a
                                  Senior Vice President at
                                  Baring Asset Management Co.

Jack P. Chang        1997         Employed as an investment
Vice President                    professional by Putnam
                                  Management since July, 1997.
                                  Prior to July, 1997, Mr. Chang
                                  was a Vice President and
                                  Portfolio Manager at Columbia
                                  Management, and prior to
                                  1993, was a Vice President
                                  and Portfolio Manager at
                                  Scudder, Stevens & Clark.